Income Taxes - Schedule of Deductible Temporary Differences Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Unused tax losses	$ 0
Intangible assets	25,996	$ 31,080
Debentures	(31,184)	(34,556)
Deferred Tax Assets [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Unused tax losses	220,815	234,902
Property and equipment	5,778	5,715
Lease liability	1,020	1,541
Equity investments	4,236	4,236
Intangible assets	40,263	30,768
Investment accounted for using the equity method	78,463	78,463
Debentures	117	1,782
Financing costs	330	885
Research and development expenditures	3,006	3,006
Investment in subsidiaries	3,742	3,752
Capital losses	6,984	5,886
EIFEL Carryforward Pool	8,402	0
Deferred tax assets	$ 373,156	$ 370,936